Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Service	$ 3,397,937	$ 3,594,773	$ 4,098,856
Equipment sales	494,810	324,063	353,228
Total operating revenues	3,892,747	3,918,836	4,452,084
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	769,911	763,435	946,805
Cost of equipment sold	1,192,669	999,000	935,947
Selling, general and administrative (including charges from affiliates of $91.1 million, $99.2 million and $104.3 million in 2014, 2013 and 2012)	1,591,914	1,677,395	1,764,933
Depreciation, amortization and accretion	605,997	803,781	608,633
(Gain) loss on asset disposals, net	21,469	30,606	18,088
(Gain) loss on sale of business and other exit costs, net	(32,830)	(246,767)	21,022
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Total operating expenses	4,036,137	3,771,971	4,295,428
Operating income (loss)	(143,390)	146,865	156,656
Investment and other income (expense)
Equity in earnings of unconsolidated entities	129,764	131,949	90,364
Interest and dividend income	12,148	3,961	3,644
Gain (loss) on investments		18,556	(3,718)
Interest expense	(57,386)	(43,963)	(42,393)
Other, net	160	288	500
Total investment and other income (expense)	84,686	110,791	48,397
Income (loss) before income taxes	(58,704)	257,656	205,053
Income tax expense (benefit)	(11,782)	113,134	63,977
Net income (loss)	(46,922)	144,522	141,076
Less: Net income (loss) attributable to noncontrolling interests, net of tax	(4,110)	4,484	30,070
Net income (loss) attributable to U.S. Cellular shareholders	$ (42,812)	$ 140,038	$ 111,006
Basic weighted average shares outstanding	84,213	83,968	84,645
Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$ (0.51)	$ 1.67	$ 1.31
Diluted weighted average shares outstanding	84,213	84,730	85,230
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$ (0.51)	$ 1.65	$ 1.30
Special dividend per share to U.S. Cellular shareholders		$ 5.75